Commitments and contingencies - Contractual Obligations (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Other Commitments [Line Items]
Less than 1 year	$ 231,082
1-3 years	31,845
3-5 years	1,993
More than 5 years	7,557
Total	272,477
Operating Lease Obligations Member
Other Commitments [Line Items]
Less than 1 year	647
1-3 years	1,879
3-5 years	1,993
More than 5 years	7,557
Total	12,076
Construction Hold backs Member
Other Commitments [Line Items]
Less than 1 year	230,435
1-3 years	29,966
Total	$ 260,401